Summary of Significant Accounting Policies - Employee benefit expenses and Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($) segment	Aug. 31, 2018 CNY (¥) segment	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Summary of Significant Accounting Policies
Employee benefit expenses	$ 37,525	¥ 256,298	¥ 159,867	¥ 125,698
Number of reportable segments	1	1